Janus Henderson VIT Global Technology and Innovation Portfolio

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– 97.5%
Aerospace & Defense – 0.4%
Axon Enterprise Inc*	23,310	$3,210,486
Entertainment – 0.9%
Sea Ltd (ADR)*	56,489	6,766,817
Equity Real Estate Investment Trusts (REITs) – 1.3%
Equinix Inc	13,838	10,262,538
Household Durables – 0.6%
Roku Inc*	38,869	4,869,120
Information Technology Services – 10.5%
Adyen NV (144A)*	1,512	2,986,649
Marqeta Inc - Class A*	282,930	3,123,547
Mastercard Inc	100,187	35,804,830
MongoDB Inc*	9,471	4,201,241
Okta Inc*	46,534	7,024,773
Shopify Inc*	2,296	1,552,004
Snowflake Inc - Class A*	33,249	7,618,343
Square Inc*	31,298	4,244,009
Toast Inc - Class A*,#	77,705	1,688,530
Twilio Inc*	55,387	9,128,331
Visa Inc	17,763	3,939,301
		81,311,558
Interactive Media & Services – 6.3%
Alphabet Inc - Class C*	12,437	34,736,417
Match Group Inc*	74,803	8,134,078
Snap Inc - Class A*	177,078	6,373,037
		49,243,532
Internet & Direct Marketing Retail – 8.6%
Amazon.com Inc*	13,086	42,659,706
Coupang Inc*	111,418	1,969,870
Farfetch Ltd - Class A*	148,936	2,251,912
Global-E Online Ltd*	143,802	4,857,632
Grab Holdings Ltd - Class A*,#	691,572	2,420,502
MercadoLibre Inc*	10,310	12,263,539
		66,423,161
Professional Services – 2.1%
CoStar Group Inc*	243,267	16,204,015
Road & Rail – 1.0%
Uber Technologies Inc*	208,351	7,433,964
Semiconductor & Semiconductor Equipment – 26.2%
Advanced Micro Devices Inc*	111,071	12,144,503
Analog Devices Inc	82,060	13,554,671
Applied Materials Inc	62,667	8,259,511
ASML Holding NV	70,306	46,887,574
KLA Corp	43,972	16,096,390
Lam Research Corp	36,988	19,885,119
Marvell Technology Inc	154,059	11,047,571
NVIDIA Corp	87,938	23,994,763
NXP Semiconductors NV	26,891	4,976,986
Taiwan Semiconductor Manufacturing Co Ltd	1,817,000	37,573,971
Texas Instruments Inc	48,251	8,853,093
		203,274,152
Software – 30.6%
Adobe Inc*	15,495	7,059,832
Atlassian Corp PLC - Class A*	46,349	13,618,727
Autodesk Inc*	18,221	3,905,671
Avalara Inc*	126,987	12,636,476
Cadence Design Systems Inc*	78,888	12,973,920
CCC Intelligent Solutions Holdings Inc*,#	582,828	6,434,421
Ceridian HCM Holding Inc*	83,556	5,711,888
Coupa Software Inc*	45,313	4,605,160
Datadog Inc - Class A*	10,685	1,618,457
Dynatrace Inc*	166,416	7,838,194
Gitlab Inc - Class A*	17,154	934,035
Microsoft Corp	298,552	92,046,567
Momentive Global Inc*	222,400	3,616,224
Nice Ltd (ADR)*	24,437	5,351,703
Olo Inc - Class A*	129,215	1,712,099
Paylocity Holding Corp*	13,488	2,775,426
ServiceNow Inc*	8,988	5,005,327

Shares or Principal Amounts		Value
Common Stocks– (continued)
Software– (continued)
Synopsys Inc*	15,956	$5,317,656
Tyler Technologies Inc*	11,882	5,286,183
Unity Software Inc*	61,291	6,080,680
Workday Inc - Class A*	99,979	23,940,971
Zendesk Inc*	78,298	9,418,466
		237,888,083
Technology Hardware, Storage & Peripherals – 9.0%
Apple Inc	398,650	69,608,276
Total Common Stocks (cost $506,037,840)		756,495,702
Private Investment in Public Equity (PIPES)– 0.3%
Diversified Financial Services – 0.3%
Altimeter Growth Corp*,§	421,689	1,475,911
CCC Intelligent Solutions Holdings Inc*,§	112,363	1,240,488
Total Private Investment in Public Equity (PIPES) (cost $5,340,520)		2,716,399
Preferred Stocks– 0.8%
Professional Services – 0.2%
Apartment List Inc PP*,¢,§	485,075	1,771,979
Software – 0.6%
Magic Leap Inc PP - Class A private equity common shares*,¢,§	3,260	0
Via Transportation Inc PP - Preferred shares*,¢,§	86,990	3,924,732
Via Transportation Inc PP - private equity common shares*,¢,§	10,455	451,970
		4,376,702
Total Preferred Stocks (cost $7,734,745)		6,148,681
Warrants– 0%
Internet & Direct Marketing Retail – 0%
Grab Holdings Ltd, expires 12/1/26*((cost $140,430)	43,562	33,543
Investment Companies– 1.4%
Money Markets – 1.4%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $11,167,194)	11,166,077	11,167,194
Investments Purchased with Cash Collateral from Securities Lending– 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº,£	2,283,002	2,283,002
Time Deposits – 0.1%
Royal Bank of Canada, 0.2900%, 4/1/22	$570,751	570,751
Total Investments Purchased with Cash Collateral from Securities Lending (cost $2,853,753)		2,853,753
Total Investments (total cost $533,274,482) – 100.4%		779,415,272
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(3,307,966)
Net Assets – 100%		$776,107,306

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$640,880,829	82.2%
Netherlands	49,874,223	6.4
Taiwan	44,340,788	5.7
Australia	13,618,727	1.7
Argentina	12,263,539	1.6
Israel	10,209,335	1.3
Singapore	2,454,045	0.3
United Kingdom	2,251,912	0.3
South Korea	1,969,870	0.3
Canada	1,552,004	0.2

Total	$779,415,272	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$3,032	$-	$-	$11,167,194
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	16,759∆	-	-	2,283,002
Total Affiliated Investments - 1.7%	$19,791	$-	$-	$13,450,196

	Value at 12/31/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	16,336,249	34,657,852	(39,826,907)	11,167,194
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	7,875,534	15,050,141	(20,642,673)	2,283,002

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2022 is $2,986,649, which represents 0.4% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

#	Loaned security; a portion of the security is on loan at March 31, 2022.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2022 is $6,148,681, which represents 0.8% of net assets.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of March 31, 2022)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Altimeter Growth Corp	4/14/21	$4,216,890	$1,475,911	0.2%
Apartment List Inc PP	11/2/20	1,771,979	1,771,979	0.2
CCC Intelligent Solutions Holdings Inc	2/3/21	1,123,630	1,240,488	0.1
Magic Leap Inc PP - Class A private equity common shares	10/5/17	1,585,170	0	0.0
Via Transportation Inc PP - Preferred shares	11/4/21	3,925,258	3,924,732	0.5
Via Transportation Inc PP - private equity common shares	12/2/21	452,338	451,970	0.1
Total		$13,075,265	$8,865,080	1.1%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2022. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Information Technology Services	$78,324,909	$2,986,649	$-
Semiconductor & Semiconductor Equipment	118,812,607	84,461,545	-
All Other	471,909,992	-	-
Private Investment in Public Equity (PIPES)	-	2,716,399	-
Preferred Stocks	-	-	6,148,681
Warrants	33,543	-	-
Investment Companies	-	11,167,194	-
Investments Purchased with Cash Collateral from Securities Lending	-	2,853,753	-
Total Assets	$669,081,051	$104,185,540	$6,148,681

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of March 31, 2022.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-25-70310 05-22